Loan payable (Details)	1 Months Ended	12 Months Ended
	Jun. 25, 2020	Dec. 31, 2022
Loan payable [Abstract]
Monthly interest rate	0.0625%
Annualized interest rate	0.75%
Loan term		6 years
Repayment loan term		2 years